CUTLER TRUST

FILED VIA EDGAR

April 10, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Cutler Trust
File Nos. 033-52850; 811-07242
Ladies and Gentlemen:

On behalf of The Cutler Trust (the "Registrant"), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 39 (the "Amendment") to Registrant's registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing the Cutler Emerging Markets Fund, a new series of Cutler Trust.

Please direct any comments or questions to the undersigned at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary